Impairment Charges	12 Months Ended
Dec. 31, 2015
Impairment Charges
Impairment Charges

26.Impairment Charges

Impairment charges consist of the following for the years ended December 31:

	2015	2014	2013
Project assets (Note 2(k))	10,853	—	—
Investment in affiliates	—	—	7,500

Total of impairment charges	10,853	—	7,500

In April 2012, the Company entered into an EPC agreement with KDC to construct a 4.5 MW photovoltaic solar electricity project located in Mountain Creek, New Jersey (the “Mountain Creek Project”). In December 2013, the Company entered into an exchange and release agreement with KDC and agreed to exchange a $15,036 note receivable due to the Company from KDC under the EPC agreement for construction of the Mountain Creek Project in exchange for a 64.5% limited ownership interest in KDC Solar Mountain Creek Parent LLC (the “LLC”). The LLC holds all of the assets of the Mountain Creek Project. KDC was the managing member and held a 35.5% managing member interest in the LLC as of December 31, 2013. The construction of the Mountain Creek Project was approximately 25% complete as of December 31, 2013. The LLC needed to obtain $10,000 of additional financing to continue construction of the Mountain Creek Project as of December 31, 2013.

In December 2013 when the Company received the 64.5% ownership interest in the LLC and as of December 31, 2013, the Company determined the LLC was not a variable interest entity (“VIE”) because (1) the amount of equity in the LLC was sufficient for the LLC to finance its activities without additional subordinated financial support; (2) the equity interest holders, as a group, did not lack the characteristics of a controlling financial interest in the LLC as the equity interest holders possessed all voting rights and controlled the LLC; (3) the LLC was not structured with non-substantive voting rights as the voting rights of the equity interest holders correspond to their respective obligation to absorb the entity’s expected losses and receive its expected residual returns. The Company accounted for its investment in the LLC using the equity method of accounting as of December 31, 2013. As of December 31, 2013 the Company determined that the fair value of its investment in the LLC was $7,500 based on the discounted future cash flows of the LLC and recorded a $7,500 impairment charge in the Consolidated Statement of Operations during the year ended December 31, 2013. The Company’s $7,500 interest in the LLC was recorded as an investment in affiliate as of December 31, 2013.